LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) ¥ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Jul. 23, 2023 USD ($)	Jul. 23, 2023 CNY (¥)	Jan. 31, 2021 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Arbitration Relating To TJD5 and BsAbs Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for legal settlements	$ 22.0	¥ 155.2
I-Mab Hangzhou
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments						$ 3.0	$ 3.0
Licensing Agreement with Ferring | I-Mab Hangzhou
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments							$ 3.0
MorphoSys AG | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments				$ 1.0	¥ 6.9
Payments Related To Withholding Tax Amount | ¥			¥ 1.1